Consolidated Statements of Operations (USD $)	12 Months Ended		72 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Revenue	$ 0	$ 0	$ 0
Operating Expenses
Accretion Expense	0	0	48,000
Consulting Services	197,199	469,129	3,391,118
General and Administrative	140,625	257,673	7,229,857
Impairment of Property and Equipment	0	0	8,033
Management and Directors Fees	210,000	120,000	1,070,000
Mineral Properties	7,631	7,943	1,330,718
Professional Fees	76,618	61,513	1,199,907
Total Operating Expenses	632,073	916,258	14,277,633
Loss Before Other Income (Expenses)	(632,073)	(916,258)	(14,277,633)
Other Income (Expenses)
Gain (Loss) on Forgiveness of Debt	0	(444,361)	415,089
Gain (Loss) on Fair Value of Derivatives	50,874	(57,388)	(48,729)
Interest Expense	0	0	(3,307)
Gain (Loss) on Sale of Assets	869	(12,678)	(11,809)
Write-off of Investment	0	(16,346)	(16,346)
Total Other Income (Expenses)	51,743	(530,773)	334,898
Loss from Continuing Operations	(580,330)	(1,447,031)	(13,942,735)
Discontinued Operations	0	0	(8,538,759)
Net Loss	$ (580,330)	$ (1,447,031)	$ (22,481,494)
Net Loss Per Share - Basic and Diluted	$ (0.01)	$ (0.02)
Weighted Average Shares Outstanding	75,892,573	63,142,066